Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue	Note 6 - Revenue
(Amounts in thousands, except share, per share and per unit data)
The Group extracts and sells natural gas, NGLs and oil to a variety of customers and operates most of the wells on behalf of customers and other working interest owners. Additionally, the Group offers gathering and transportation services, as well as asset retirement and other services to third parties. All revenue is generated within the U.S.
The following table reconciles the Group's revenue for the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Natural gas	$464,600	$557,167	$1,544,658
NGLs	150,513	141,321	188,733
Oil	117,146	103,911	139,620
Total commodity revenue	$732,259	$802,399	$1,873,011
Midstream	32,535	30,565	32,798
Other(a)	30,047	35,299	13,540
Total revenue	$794,841	$868,263	$1,919,349
(a)Includes $16,305, $28,360, and $9,246 in third party plugging revenue and $13,742, $6,939, and $4,294 in other revenue for the years ended December 31, 2024,
2023, and 2022, respectively. Refer to Note 3 for additional information.
A significant portion of the Group’s trade receivables stem from sales of natural gas, NGLs and oil, as well as operational services. These receivables are uncollateralized and typically collected within 30 to 60 days.
For the years ended December 31, 2024, 2023 and 2022, no single customer accounted for more than 10% of total revenues.